UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07250

BCT Subsidiary, Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BCT Subsidiary, Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BCT Subsidiary, Inc.

	Principal
	Amount
Rating[1]	(000)	Description	Value

		LONG-TERM INVESTMENTS—154.7%
		Mortgage Pass-Throughs—1.8%
		Federal National Mortgage Assoc.,
	$ 627	5.50%, 1/01/17 - 2/01/17	$ 645,077
	26	6.50%, 7/01/29	27,128

		Total Mortgage Pass-Throughs	672,205

		Agency Multiple Class Mortgage Pass-Throughs—8.2%
		Federal Home Loan Mortgage Corp.,
	107	Ser. 1512, Class H, 6.50%, 2/15/08	108,759
	400	Ser. 1534, Class IG, 5.00%, 2/15/10	407,790
	2,000	Ser. 1598, Class J, 6.50%, 10/15/08	2,144,340
		Federal National Mortgage Assoc.,
	128	Ser. 13, Class SJ, 8.75%, 2/25/09	133,100
	100	Ser. 22, Class GN, 6.50%, 8/25/31	104,966
	74	Ser. 43, Class E, 7.50%, 4/25/22	76,885

		Total Agency Multiple Class Mortgage Pass-Throughs	2,975,840

		Inverse Floating Rate Mortgages—5.8%
AAA	320	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 22.885%, 11/25/23	345,560
		Federal Home Loan Mortgage Corp.,
	336	Ser. 1425, Class SB, 22.169%, 12/15/07	412,420
	24	Ser. 1506, Class S, 17.198%, 5/15/08	27,485
	106	Ser. 1515, Class S, 17.699%, 5/15/08	128,095
	73	Ser. 1618, Class SA, 8.25%, 11/15/08	73,549
	101	Ser. 1621, Class SH, 11.74%, 11/15/22	104,547
	100	Ser. 1661, Class SB, 17.524%, 1/15/09	122,473
		Federal National Mortgage Assoc.,
	328	Ser. 187, Class SB, 20.512%, 10/25/07	385,628
	165	Ser. 190, Class S, 21.224%, 11/25/07	195,504
	284	Ser. 214, Class SH, 14.556%, 12/25/08	308,270

		Total Inverse Floating Rate Mortgages	2,103,531

		Interest Only Mortgage-Backed Securities—13.5%
		Federal Home Loan Mortgage Corp.,
	151	Ser. 1114, Class J, 7/15/06	2,596
	92	Ser. 1285, Class M, 5/15/07	1,575
	796	Ser. 1645, Class IB, 9/15/08	53,564
	1,970	Ser. 2523, Class EH, 4/15/20	312,776
	2,108	Ser. 2543, Class IJ, 10/15/12	141,623
	2,215	Ser. 2543, Class IM, 9/15/12	111,200
	5,419	Ser. 2572, Class IT, 5/15/19	304,631
	3,883	Ser. 2633, Class PI, 3/15/12	223,217
	4,577	Ser. 2672, Class TP, 9/15/16	264,853
	5,605	Ser. 2739, Class PI, 3/15/22	767,968
	2,550	Ser. 2775, Class UB, 12/15/17	253,445

BCT Subsidiary, Inc. (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
			Federal National Mortgage Assoc.,
	$ 394		Ser. 8, Class HA, 1/25/08	$ 59,081
	3,000		Ser. 13, Class IG, 10/25/22	314,730
	47		Ser. 39, Class PE, 1/25/23	1,313
	1,047		Ser. 49, Class L, 4/25/13	80,149
	934		Ser. 51, Class K, 4/25/07	99,908
	12,992		Ser. 70, Class ID, 4/25/22	1,729,885
	98		Ser. 72, Class H, 7/25/06	9,225
	235		Ser. 80, Class PI, 9/25/23	1,645
	1,885		Ser. 82, Class IR, 9/25/12	105,470
	6		Ser. 174, Class S, 9/25/22	19,361
	210		Ser. 223, Class PT, 10/25/23	19,460
	6		Ser. G-21, Class L, 7/25/21	8,759
	18		PNC Mortgage Securities Corp., Ser. 8, Class 4-X, 10/25/13	851
	3,647		Structured Asset Securities Corp., Ser. ALS1, Class 3AX, 5/25/29	1,037
	24,633		Vendee Mortgage Trust, Ser. 1, Class IO, 10/15/31	30,298

			Total Interest Only Mortgage-Backed Securities	4,918,620

			Principal Only Mortgage-Backed Securities—0.1%
Aaa	42		Salomon Brothers Mortgage Securities Inc. VI, Ser. 3, Class A, 10/23/17	38,949

			Commercial Mortgage-Backed Securities—2.2%
AAA	750	[2]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	797,698

			Asset-Backed Securities—0.0%
NR	238	[2,3,4]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	4,757
			Structured Mortgage Asset Residential Trust,
NR	575	[3,4]	Ser. 2, 8.24%, 3/15/06	5,749
NR	637	[3,4]	Ser. 3, 8.724%, 4/15/06	6,373

			Total Asset-Backed Securities	16,878

			Corporate Bonds—12.5%
			Chemical—3.3%
A+	1,000		Dow Capital BV, 9.20%, 6/01/10 (Netherlands)	1,205,880

			Consumer Products—1.4%
BBB+	500		General Mills, 8.75%, 9/15/04	503,915

			Energy—1.5%
BBB+	500	[2]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	537,020

			Finance & Banking—4.7%
AA-	1,000	[5]	Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,202,740
AA+	500		UBS PaineWebber Group, Inc., 8.875%, 3/15/05	518,035

				1,720,775

			Telecommunication—1.4%
A	500		Alltel Corp., 7.50%, 3/01/06	533,825

			Transportation—0.2%
Caa2	100		American Airlines, Inc., 10.44%, 3/04/07	79,750

			Total Corporate Bonds	4,581,165

			U.S. Government and Agency Securities—101.4%
	212		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	224,031
	27,000	[5]	U.S. Treasury Bond, zero coupon, 11/15/09	21,888,495
			U.S. Treasury Notes,
	3,200		3.50%, 11/15/06	3,247,002
	5,500	[5]	4.375%, 8/15/12	5,530,965
	1,700		5.75%, 11/15/05	1,774,441
	3,550		6.00%, 8/15/09	3,919,562
	385		6.625%, 5/15/07	421,695

			Total U.S. Government and Agency Securities	37,006,191

BCT Subsidiary, Inc. (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Taxable Municipal Bonds—9.2%
AAA	$ 500	Fresno California Pension Oblig., 7.80%, 6/01/14	$ 604,555
AAA	500	Kern County California Pension Oblig., 6.98%, 8/15/09	559,070
		Los Angeles County California Pension Oblig.,
AAA	1,000	Ser. A, 8.62%, 6/30/06	1,106,630
AAA	500	Ser. D, 6.97%, 6/30/08	552,795
AAA	500	Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	541,635

		Total Taxable Municipal Bonds	3,364,685

		Total Long-Term Investments (cost $55,372,555)	56,475,763

		SHORT-TERM INVESTMENT—4.1%
		U.S. Government Agency Security—4.1%
	1,500	Federal Home Loan Bank, zero coupon, 8/02/04 (cost $1,499,946)	1,499,946

		Total Investments—158.8% (cost $67,037,019)	57,975,709
		Liabilities in excess of other assets—(58.8)%	(21,464,230)

		Net Assets—100%	$ 36,511,479

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 3.7% of its net assets, with a current market value of $1,339,475, in securities restricted as to resale.
[3]	Security is fair valued.
[4]	Illiquid securities representing 0.05% of net assets.
[5]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BCT Subsidiary, Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004